Exhibit 99.43

Annaly ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
303310024	DTI	30.00%	41.86%	1008 DTI = 42.58%. Lender included an account with a payment of $197/month in total debts. Debt was paid at close. Audit did not include the debt.
303310024	Property Address	Per Tape	Per Data	Address Pulled From Note
303310024	Property City	Per Tape	Per Data	per Note
308710028	CLTV	59.17%	54.20%	XXXX/XXXX=54.2%
308710028	DTI	41.84%	41.93%	1008 DTI 42.6862% debts $231, Audir debts $52
308710028	LTV	59.17%	54.20%	XXXX/XXXX=54.2%
304710021	CLTV	54.10%	51.09%	Audit reflects loan amt/Appraisal value=51%; 1008 reflects 52%.
304710021	DTI	38.30%	37.95%	1008 reflects DTI of 37.93%.
304710021	LTV	54.10%	51.09%	Audit reflects loan amt/Appraisal value=51%; 1008 reflects 52%.
304710021	Original Balance	$541,000.00	$539,000.00	Audit reflects original Note terms.
301010030	DTI	40.35%	42.14%	1008 DTI 42.9237% hoa $133 vs audit $133.33 debts $523 vs audit $429 from updated credit report
305810017	CLTV	28.94%	29.12%	$XXXX / $XXXX = 29.12%
305810017	DTI	38.17%	40.50%	38.69% per 1008.Lender did not average 2 yrs income for self employed borrowers as required by Appendix Q.
305810017	FICO	770	773	Per credit report in file
305810017	LTV	28.94%	29.12%	$XXXX / $XXXX = 29.12%
305810017	Original Balance	$955,000.00	$961,000.00	Audit value from Note in file.
304110004	CLTV	76.93%	76.92%	$XXXX/$XXXX = 76.92%
304110004	DTI	0.00%	39.42%	1008 DTI 42.36% taxes $1354.17 debts $430 vs audit taxes $930.79 debts $295 from updated credit report
304110004	LTV	76.93%	76.92%	$XXXX/$XXXX = 76.92%
304110004	Sales Price	Per Tape	Per Data	Sales Price Verified on HUD-1
301410012	DTI	42.60%	42.95%	42.89% per 1008. Audit calculated a slightly higher PITIA for REO.
300310127	Appraised Value	Per Tape	Per Data	Tape Value is Equal to Sales Price
300310127	DTI	43.00%	41.63%	1008 = 41.19 lender used higher income on 1008
300310127	Property Address	Per Tape	Per Data	Address Pulled From Note
300310127	Sales Price	Per Tape	Per Data	Sales Price Verified on HUD-1
300310127	Self Employed	No	Yes	self employed per 1003 & 1040's
307210006	DTI	30.75%	25.82%	1008 DTI 25.82 ins $290 vs $206.67 tax $2587.50 vs $800.27
307210006	Property Address	Per Tape	Per Data	Address Pulled From Note
301410106	FICO	789	797	Audited FICO taken from the credit report in the loan file.